Financial result - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial result
Interest capitalized in natural resources and property, plant and equipment	$ 255,707	$ 247,501	$ 248,139
Dividends Percentage on Participation in Dispute	8.53%